Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 13, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 4,851,602	$ 295,150
General and administrative	5,252,911	2,139,501
Total operating expenses	10,104,513	2,434,651
Loss from operations	(10,104,513)	(2,434,651)
Other income (expense)
Gain on remeasurement of warrant liabilities	1,591,055	0
Interest and other income (expense), net	(2,414)	105,183
Interest expense	0	(1,453,120)
Total other income (expense), net	1,588,641	(1,347,937)
Loss before provision for income taxes	(8,515,872)	(3,782,588)
Provision for income taxes	6,004	800
Net loss	$ (8,521,876)	$ (3,783,388)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.58)	$ (1.24)
Weighted average shares outstanding Basic and diluted (in shares)	14,790,843	3,061,670